FINANCIAL LEASE RECEIVABLES - Aging analysis of past due financing lease receivables (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial lease receivables, aging of past due
Total past due	¥ 22,905	¥ 7,748
Current	122,072	293,653
Total	144,977	301,401
1 - 90 days
Financial lease receivables, aging of past due
Total past due	1,510
Above 90 days
Financial lease receivables, aging of past due
Total past due	21,395	7,748
Car dealers
Financial lease receivables, aging of past due
Total past due	16,138
Current	114,493	239,854
Total	130,631	239,854
Car dealers | 1 - 90 days
Financial lease receivables, aging of past due
Total past due	1,510
Car dealers | Above 90 days
Financial lease receivables, aging of past due
Total past due	14,628
Consumers
Financial lease receivables, aging of past due
Total past due	6,767	7,748
Current	7,579	53,799
Total	14,346	61,547
Consumers | Above 90 days
Financial lease receivables, aging of past due
Total past due	¥ 6,767	¥ 7,748